Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	May 31, 2014
C000027570
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,151	$ 14,183	$ 14,318	$ 14,991	$ 13,187	$ 12,023	$ 11,105	$ 11,517	$ 10,235	$ 9,897	$ 10,126	$ 10,000
C000027567
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,137	13,247	13,407	14,081	12,412	11,346	10,507	10,923	9,735	9,432	9,680	9,575
C000027569
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,698	12,890	13,139	13,899	12,348	11,373	10,613	11,113	9,981	9,745	10,075	10,000
C000027573
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,263	14,281	14,416	15,090	13,263	12,089	11,165	11,572	10,277	9,911	10,126	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 23,963	20,490	18,136	20,345	16,706	14,588	12,737	12,720	10,287	9,972	10,045	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 23,963	20,490	18,136	20,345	16,706	14,588	12,737	12,720	10,287	9,972	10,045	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 23,963	20,490	18,136	20,345	16,706	14,588	12,737	12,720	10,287	9,972	10,045	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 23,963	20,490	18,136	20,345	16,706	14,588	12,737	12,720	10,287	9,972	10,045	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value	$ 17,002	15,588	14,353	16,509	14,844	13,171	11,718	11,829	10,149	9,825	10,022	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value	$ 17,002	15,588	14,353	16,509	14,844	13,171	11,718	11,829	10,149	9,825	10,022	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value	$ 17,002	15,588	14,353	16,509	14,844	13,171	11,718	11,829	10,149	9,825	10,022	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value	$ 17,002	$ 15,588	$ 14,353	$ 16,509	$ 14,844	$ 13,171	$ 11,718	$ 11,829	$ 10,149	$ 9,825	$ 10,022	$ 10,000